Document and Entity Information	6 Months Ended
Aug. 31, 2016
Document And Entity Information
Entity Registrant Name	MetaStat, Inc.
Entity Central Index Key	0001404943
Document Type	S-1
Document Period End Date	Aug. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Trading symbol	MTST